Cover	Apr. 02, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 02, 2024
Entity File Number	001-40809
Entity Registrant Name	EZFILL HOLDINGS, INC.
Entity Central Index Key	0001817004
Entity Tax Identification Number	84-4260623
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	67 NW 183rd Street
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33169
City Area Code	(305)
Local Phone Number	791-1169
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	EZFL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false